CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock Voting Common Stock	Common Stock Nonvoting Common Stock	Additional Paid-in Capital	Other Comprehensive Income (Loss)	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment
Balance, beginning of year (in shares) at Jan. 31, 2017				56,311,950	10,291,754
Balance, beginning of year at Jan. 31, 2017	$ 22,634			$ 28	$ 5	$ 86,458	$ 0	$ (63,857)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of non-voting common stock to voting common stock (in shares)				4,590,319	(4,590,319)
Conversion of non-voting common stock to voting common stock				$ 2	$ (2)
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions (in shares)				5,743,054
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	$ 69,196			$ 3		69,193
Exercise of stock options (in shares)	695,384			695,384
Exercise of stock options	$ 941					941
Stock-based compensation	3,826					3,826
Other comprehensive income (loss)	6						6
Net loss	(18,589)							(18,589)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(18,589)
Balance, end of year (in shares) at Jan. 31, 2018				67,340,707	5,701,435
Balance, end of year at Jan. 31, 2018	$ 78,014			$ 33	$ 3	160,418	6	(82,446)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,845,482			2,845,482
Exercise of stock options	$ 6,260			$ 2		6,258
Stock-based compensation	4,095					4,095
Other comprehensive income (loss)	(27)						(27)
Net loss	(22,306)							(22,306)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(22,306)
Balance, end of year (in shares) at Jan. 31, 2019				70,186,189	5,701,435
Balance, end of year at Jan. 31, 2019	66,036	$ 11,422		$ 35	$ 3	170,771	(21)	(104,752)	$ 11,422
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,419)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(3,419)
Balance, end of year (in shares) at Apr. 30, 2019				70,318,021	5,701,435
Balance, end of year at Apr. 30, 2019	75,478			$ 35	$ 3	172,152	37	(96,749)
Balance, beginning of year (in shares) at Jan. 31, 2019				70,186,189	5,701,435
Balance, beginning of year at Jan. 31, 2019	66,036	11,422		$ 35	$ 3	170,771	(21)	(104,752)	11,422
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance related to business combinations (in shares)				1,438,805
Stock issuance related to business combinations	23,812			$ 1		23,811
Exercise of stock options (in shares)				188,101
Exercise of stock options	537					537
Stock-based compensation	3,601					3,601
Other comprehensive income (loss)	449						449
Net loss	(11,921)							(11,921)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(11,921)
Balance, end of year (in shares) at Jul. 31, 2019				71,813,095	5,701,435
Balance, end of year at Jul. 31, 2019	93,936			$ 36	$ 3	198,720	428	(105,251)
Balance, beginning of year (in shares) at Jan. 31, 2019				70,186,189	5,701,435
Balance, beginning of year at Jan. 31, 2019	66,036	$ 11,422		$ 35	$ 3	170,771	(21)	(104,752)	$ 11,422
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions (in shares)				3,448,276	229,885
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	79,948			$ 2		79,946
Stock issuance related to business combinations (in shares)				1,502,772
Stock issuance related to business combinations	25,204			$ 1		25,203
Contingent consideration related to business combination	$ 5,857					5,857
Exercise of stock options (in shares)	458,770			458,770	(1)
Exercise of stock options	$ 1,042					1,042
Stock-based compensation	5,745					5,745
Other comprehensive income (loss)	(387)						(387)
Net loss	(27,735)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(27,594)							(27,594)
Balance, end of year (in shares) at Jan. 31, 2020			0	75,596,007	5,931,319
Balance, end of year at Jan. 31, 2020	167,273		$ 0	$ 38	$ 3	288,564	(408)	(120,924)
Balance, beginning of year (in shares) at Apr. 30, 2019				70,318,021	5,701,435
Balance, beginning of year at Apr. 30, 2019	75,478			$ 35	$ 3	172,152	37	(96,749)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance related to business combinations (in shares)				1,438,805
Stock issuance related to business combinations	23,812			$ 1		23,811
Exercise of stock options (in shares)				56,269
Exercise of stock options	265					265
Stock-based compensation	2,492					2,492
Other comprehensive income (loss)	391						391
Net loss	(8,502)							(8,502)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(8,502)
Balance, end of year (in shares) at Jul. 31, 2019				71,813,095	5,701,435
Balance, end of year at Jul. 31, 2019	93,936			$ 36	$ 3	198,720	428	(105,251)
Balance, beginning of year (in shares) at Jan. 31, 2020			0	75,596,007	5,931,319
Balance, beginning of year at Jan. 31, 2020	167,273		$ 0	$ 38	$ 3	288,564	(408)	(120,924)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions (in shares)			9,269,000
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	268,375		$ 5			268,370
Costs in connection with initial public offering	$ (4,534)					(4,534)
Exercise of stock options (in shares)	326,030		500	325,530
Exercise of stock options	$ 861					861
Reclassification of voting and non-voting common stock (in shares)			81,852,856	(75,921,537)	(5,931,319)
Reclassification of voting and non-voting common stock			$ 41	$ (38)	$ (3)
Stock-based compensation	14,320					14,320
Other comprehensive income (loss)	610						610
Net loss	(19,556)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(19,415)					(267)		(19,148)
Balance, end of year (in shares) at Jul. 31, 2020			91,122,356	0	0
Balance, end of year at Jul. 31, 2020	427,490		$ 46	$ 0	$ 0	567,314	202	(140,072)
Balance, beginning of year (in shares) at Apr. 30, 2020			0	75,651,808	5,931,319
Balance, beginning of year at Apr. 30, 2020	163,898		$ 0	$ 38	$ 3	289,624	(187)	(125,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions (in shares)			9,269,000
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	268,375		$ 5			268,370
Costs in connection with initial public offering	(4,534)					(4,534)
Exercise of stock options (in shares)			500	269,729
Exercise of stock options	739					739
Reclassification of voting and non-voting common stock (in shares)			81,852,856	(75,921,537)	(5,931,319)
Reclassification of voting and non-voting common stock			$ 41	$ (38)	$ (3)
Stock-based compensation	13,269					13,269
Other comprehensive income (loss)	389						389
Net loss	(14,724)
Net loss attributable to nCino, Inc., including adjustment to redeemable non-controlling interest	(14,646)					(154)		(14,492)
Balance, end of year (in shares) at Jul. 31, 2020			91,122,356	0	0
Balance, end of year at Jul. 31, 2020	$ 427,490		$ 46	$ 0	$ 0	$ 567,314	$ 202	$ (140,072)